Fair value measurements - Summary of Assets Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Short-term investments	$ 288,589	$ 274,846
Recurring
Assets
Short-term investments	288,589	274,846
Equity investment with readily determinable fair values	3,838	1,504
Available-for-sale debt investment	40,800	63,918
Total	333,227	340,268
Recurring | Level 1
Assets
Short-term investments	0
Equity investment with readily determinable fair values	3,838	1,504
Available-for-sale debt investment	0
Total	3,838	1,504
Recurring | Level 2
Assets
Short-term investments	288,589	274,846
Equity investment with readily determinable fair values	0
Available-for-sale debt investment	0
Total	288,589	274,846
Recurring | Level 3
Assets
Available-for-sale debt investment	40,800	63,918
Total	$ 40,800	$ 63,918